Commitments and contingencies - Additional Information (Detail) (USD $)	12 Months Ended							12 Months Ended			1 Months Ended											12 Months Ended				3 Months Ended
	Dec. 31, 2013 D		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2013 Minimum Member	Dec. 31, 2013 Maximum Member	Dec. 31, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Feb. 14, 2014 Banco Popular De Puerto Rico [Member] Arbitration With F D I C Regarding Reimbursement For Westernbank Loans [Member]	Dec. 31, 2013 Banco Popular De Puerto Rico [Member] Arbitration With F D I C Regarding Reimbursement For Westernbank Loans [Member]	Dec. 31, 2013 Credit Concentration Risk Member Government PR Government Indirect Exposure [Member] Housing Bonds backed by GNMA, FNMA or residential CMOs	Dec. 31, 2013 Credit Concentration Risk Member Government PR Government Indirect Exposure [Member] Long-term Debt [Member]	Dec. 31, 2012 Credit Concentration Risk Member Outstanding Balance [Member]	Dec. 31, 2013 Credit Concentration Risk Member Outstanding Balance [Member] Government PR Government Direct Exposure [Member]	Dec. 31, 2013 Credit Concentration Risk Member Outstanding Balance [Member] Government PR Government Direct Exposure [Member] From PR Government And Public Corporations [Member]	Dec. 31, 2013 Credit Concentration Risk Member Outstanding Balance [Member] Government PR Government Direct Exposure [Member] From Municipalities [Member]	Dec. 31, 2013 Credit Concentration Risk Member Outstanding Balance [Member] Government PR Government Indirect Exposure [Member]	Dec. 31, 2013 Credit Concentration Risk Member Total [Member] Government PR Government Direct Exposure [Member]	Dec. 31, 2013 Credit Concentration Risk Member Total [Member] Government PR Government Indirect Exposure [Member]	Dec. 31, 2013 Credit Concentration Risk Member Commercial Real Estate Portfolio Segment Member	Dec. 31, 2012 Credit Concentration Risk Member Commercial Real Estate Portfolio Segment Member	Dec. 31, 2013 Commitments To Extend Credit Member	Dec. 31, 2012 Commitments To Extend Credit Member	Sep. 30, 2013 Putative Class Action [Member] Bpna [Member]
Commitments and Contingencies Disclosure [Line Items]
Reserve of potential losses associated with unfunded loan commitments																								$ 7,000,000	$ 5,000,000
Unrecorded Unconditional Purchase Obligation Balance Sheet Amount	10,000,000		10,000,000
Estimate of possible loss	128,000,000		112,000,000
Fair Value Concentration Of Risk Loans Receivable																						13,400,000,000	13,300,000,000
Concentration Risk Percentage																						62.00%	64.00%
Concentration Of Risk Credit Facilities													52,000,000	34,000,000		950,000,000	527,000,000	423,000,000		1,200,000,000	360,000,000
True Up Payment Term	45
Loss Contingency Range Of Possible Loss Portion Not Accrued						0	39,800,000
Loss Contingency Damages Sought Value																										2,000,000
Loans and Leases Receivable, Consumer, Mortgage with PRHA															294,000,000				274,000,000
Unreimbursed Claims Late Stage Real State Collateral Dependent Loans											158,100,000
F D I C Indemnification Asset Cash Payments Received	396,223,000		462,016,000		561,111,000			0	0	0	78,900,000
Total Unreimbursed F D I C Shared Loss Claims											168,100,000	247,000,000
Methodology Computation Charge Offs											144,400,000
Loans And Leases Receivable Net Of Deferred Income	21,611,866,000	[1]	20,983,192,000	[1]												789,000,000
Investments																$ 161,000,000

[1]	Non-covered loans held-in-portfolio at December 31, 2013 are net of $92 million in unearned income and exclude $110 million in loans held-for-sale. (December 31, 2012 - $97 million in unearned income and $354 million in loans held-for-sale.)